Deferred Tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Deferred Tax [Absrtact]
Unrecognized deferred tax assets	R 113.1	R 116.2
Unrecognized deferred tax liabilities	R 1,131.1	R 1,194.7